As filed with the Securities and Exchange Commission on May 16, 2012

Registration No. 33-10472

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No.          (  )

Post-Effective Amendment No. 39     (X)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940 (X)

Amendment No. 39 (X)

(Check appropriate box or boxes)

LONGLEAF PARTNERS FUNDS TRUST
(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue; Suite 900
Memphis, TN 38119
(Address of principal executive offices)

Registrant’s Telephone Number, Including Area Code - (901) 761-2474

ANDREW R. McCARROLL, ESQ
Southeastern Asset Mgmt., Inc.
6410 Poplar Ave., Ste. 900
Memphis, TN 38119

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

     ☑ Immediately upon filing pursuant to paragraph (b) of Rule 485

     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     ☐ on May 1, 2011 pursuant to paragraph (a)(1) of Rule 485

     ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     ☐ on May 1, 2012 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES*

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Longleaf Partners Funds Trust, a Massachusetts business trust (the Master Trust) now having three series or portfolios, Longleaf Partners Fund, Longleaf Partners Small-Cap Fund and Longleaf Partners International Fund, certifies that it has met all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 16th day of May, 2012.

LONGLEAF PARTNERS FUNDS TRUST (THE MASTER TRUST)
LONGLEAF PARTNERS FUND
LONGLEAF PARTNERS SMALL-CAP FUND
LONGLEAF PARTNERS INTERNATIONAL FUND

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and Chief Executive Officer
Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund Chief Financial Officer & Principal
Southeastern Asset Management, Inc.
Functioning as principal financial and accounting officer under agreements with Longleaf Partners Funds Trust and its separate series

By	/s/ Andrew R. McCarroll
Andrew R. McCarroll
General Counsel & Principal
Southeastern Asset Management, Inc.
Functioning as principal legal officer under agreements with Longleaf Partners Funds Trust and its separate series

LONGLEAF PARTNERS FUNDS TRUST

Post-Effective Amendment No. 39

SIGNATURES (Continued)*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement of Longleaf Partners Funds Trust on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

INTERESTED TRUSTEES

/s/ O. Mason Hawkins** O. Mason Hawkins	Trustee	May 16, 2012

/s/ Margaret H. Child** Margaret H. Child	Trustee	May 16, 2012

NON-INTERESTED TRUSTEES

/s/ Chadwick H. Carpenter, Jr.** Chadwick H. Carpenter, Jr.	Trustee	May 16, 2012

/s/ Daniel W. Connell, Jr.** Daniel W. Connell, Jr.	Trustee	May 16, 2012

/s/ Rex M. Deloach** Rex M. Deloach	Trustee	May 16, 2012

/s/ Steven N. Melnyk** Steven N. Melnyk	Trustee	May 16, 2012

/s/ C. Barham Ray** C. Barham Ray	Trustee	May 16, 2012

/s/ Perry C. Steger** Perry C. Steger	Chairman of the Board	May 16, 2012

**By:	/s/ Andrew R. McCarroll Andrew R. McCarroll Attorney-in-Fact May 16, 2012

(*) As of the date of execution of this Post-Effective Amendment No. 39, the Board of Trustees of each Series consists of eight individuals, as shown above. Each Trustee is a Trustee of each Series, and each is signing this Post-Effective Amendment on behalf of each such Series.

(**)	Executed by Andrew R. McCarroll pursuant to a Power of Attorney dated as of May 19, 2011, filed herewith.

NOTICE

A Copy of the Declaration of Trust of Longleaf Partners Funds Trust (“the Registrant”) is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by the above Trustees or officers of the Registrant in their capacities as Trustees or as officers and not individually, and any obligations arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but instead are binding only upon the assets and property of the Registrant.